Pension Schemes - Schedule of Pension Expense Excluding Interest Amounts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Defined benefit pension expense	£ 11	£ 11	£ 47
Defined contribution pension expense	114	109	95
Total	£ 125	£ 120	£ 142